Condensed Financial Information (Parent Company Only) - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 82,999	$ 51,592
Other assets	5,173	4,322
Total assets	724,456	693,402
Liabilities and Stockholders' Equity
Subordinated debentures	23,665	23,604
Stockholders' equity	71,701	68,328	$ 59,922
Total liabilities and stockholders' equity	724,456	693,402
Parent Company
Assets
Cash and cash equivalents	9,092	3,684
Investment in the Bank	85,954	88,276
Other assets	1,182	1,564
Total assets	96,228	93,524
Liabilities and Stockholders' Equity
Subordinated debentures	23,665	23,603
Other liabilities	862	1,593
Stockholders' equity	71,701	68,328
Total liabilities and stockholders' equity	$ 96,228	$ 93,524